Financial liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 36,561,780	¥ 29,380,273
Cash flow	2,584,995	3,706,760
Acquisitions	164,348	101,534
Changes in foreign currency exchange rates	(535,545)	3,372,889
Other	17,301	324
Ending balance	38,792,879	36,561,780
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,406,284	12,305,639
Cash flow	(10,796,586)	(8,350,589)
Reclassification	11,440,383	10,051,801
Changes in foreign currency exchange rates	(241,512)	1,418,811
Other	20,947	(19,378)
Ending balance	15,829,516	15,406,284
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,487,959	4,590,173
Cash flow	75,675	401,740
Changes in foreign currency exchange rates	(99,165)	519,138
Other	0	(23,093)
Ending balance	5,464,469	5,487,959
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,844,870	7,648,596
Cash flow	(10,786,012)	(8,673,349)
Reclassification	11,336,112	9,974,103
Changes in foreign currency exchange rates	(141,748)	896,377
Other	19,679	(858)
Ending balance	10,272,900	9,844,870
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	73,456	66,870
Cash flow	(86,249)	(78,981)
Reclassification	104,271	77,698
Changes in foreign currency exchange rates	(599)	3,295
Other	1,268	4,573
Ending balance	92,147	73,456
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,155,496	17,074,634
Cash flow	13,381,581	12,057,349
Acquisitions	164,348	101,534
Reclassification	(11,440,383)	(10,051,801)
Changes in foreign currency exchange rates	(294,033)	1,954,078
Other	(3,646)	19,702
Ending balance	22,963,363	21,155,496
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,766,384	16,685,384
Cash flow	13,381,581	12,057,349
Reclassification	(11,336,112)	(9,974,103)
Changes in foreign currency exchange rates	(290,753)	1,933,312
Other	1,059	64,442
Ending balance	22,522,158	20,766,384
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	389,112	389,250
Acquisitions	164,348	101,534
Reclassification	(104,271)	(77,698)
Changes in foreign currency exchange rates	(3,280)	20,766
Other	(4,705)	(44,740)
Ending balance	441,204	389,112
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(40,578)	(62,359)
Cash flow	(5,189)	95,572
Changes in foreign currency exchange rates	(478)	(4,792)
Changes in fair value	84,074	(68,999)
Ending balance	¥ 37,829	¥ (40,578)